Long term debt (Narrative) (Details)		12 Months Ended
	Nov. 07, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds of long-term debt		$ 816,582,000	$ 0
Revolving Credit Facilities [Abstract]
Gross Unsecured Revolving Credit Facility Available		1,000,000,000
Maximum Letters of credit under the facility		100,000,000
Increase in revolving credit facility with minimum Increments		50,000,000
Maximum unsecured revolving credit facility		1,250,000,000
Unsecured loans received		0	0
Outstanding letters of credit facility		1,383,689,000	1,593,379,000
Gross Letters Of Credit Commitments		$ 1,771,663,000	$ 1,756,754,000
Debt to tangible net worth ratio		1
Credit Facility Maturity		October 1, 2027
Westinghouse Electric Company [Member]
Disclosure of detailed information about borrowings [line items]
Percent acquired in acquisition	49.00%
US Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds of long-term debt	$ 600,000,000
US Term Loan, Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds of long-term debt	300,000,000
US Term Loan, Tranche One [Member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowing, interest rate basis		1.80%
US Term Loan Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds of long-term debt	$ 300,000,000
US Term Loan Tranche Two [Member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowing, interest rate basis		2.05%